United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: Six months ended 05/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2023

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX
	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	32.3%
International Equity Securities	25.8%
Emerging Markets Core Fund	9.2%
Foreign Debt Securities	8.5%
Corporate Debt Securities	7.0%
Mortgage Core Fund	6.9%
U.S. Treasury and Agency Securities	2.8%
Project and Trade Finance Core Fund	1.5%
Asset-Backed Securities	1.0%
High Yield Bond Core Fund[2]	0.7%
Collateralized Mortgage-Backed Securities	0.4%
Government Agencies	0.3%
Derivative Contracts[3]	0.1%
Mortgage-Backed Securities[4,5]	0.0%
Purchased Options[5]	0.0%
Bank Loan Core Fund[5]	0.0%
Cash Equivalents[6]	1.1%
Other Assets and Liabilities—Net[7]	2.4%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2023, the Fund’s sector composition1 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	21.4%
Financials	15.9%
Health Care	12.0%
Consumer Discretionary	11.5%
Industrials	11.0%
Consumer Staples	7.7%
Communication Services	6.8%
Energy	4.6%
Materials	3.8%
Utilities	2.8%
Real Estate	2.5%
TOTAL	100%

1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 58.1%
		Communication Services— 3.9%
4,190		Activision Blizzard, Inc.	$ 336,038
726	[1]	Adevinta ASA	5,094
17,881	[1]	Alphabet, Inc., Class A	2,197,038
15,800	[1]	Alphabet, Inc., Class C	1,949,246
44,941		America Movil S.A.B. de C.V.	47,560
1		Auto Trader Group PLC	8
3,900	[1]	Baidu, Inc.	59,757
13,162		Bharti Airtel Ltd.	132,514
4,755		Bollore SA	30,463
1,257		Cheil Communications, Inc.	17,354
284,000		China Tower Corp. Ltd.	31,165
404		Cogent Communications Holdings, Inc.	24,854
94,262	[1]	Controlador Axtel Sab De Cv	1,444
5,670		Etihad Etisalat Co.	64,974
28,325		Fox Corp.	883,740
688		Hellenic Telecommunication Organization SA	10,531
58,000		HKT Trust and HKT Ltd.	74,144
144	[1]	Iridium Communications, Inc.	8,646
600		KDDI Corp.	18,460
474	[1]	Krafton, Inc.	67,467
14,200	[1]	Kuaishou Technology	95,695
7,266		LG Uplus Corp.	61,515
3,099	[1]	Live Nation Entertainment, Inc.	247,734
4,938	[1]	Meta Platforms, Inc.	1,307,187
15,027	[1]	Mobile Telecommunications Co. Saudi Arabia	55,194
9,778		NetEase, Inc.	166,196
116		NHN Corp.	17,408
60	[1]	Pearl Abyss Corp.	2,254
4,734		Quebecor, Inc., Class B	112,884
4,506		Saudi Telecom Co.	51,954
100		Scout24 SE	6,414
107		Seek Ltd.	1,629
71,200		SoftBank Corp.	758,322
6,177		Spark New Zealand Ltd.	19,185
128		Swisscom AG	81,036
1,771		Tegna, Inc.	27,433
1		Tele2 AB, Class B	27
115,300		Telefonica Deutschland Holding AG	324,693
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Communication Services— continued
1,746		Telenor ASA	$ 17,941
6,886		Telstra Group Ltd.	19,517
21,596		Tencent Holdings Ltd.	855,951
22,110		TIM S.A./Brazil	60,839
2,646	[1]	Trade Desk, Inc./The	185,432
32,224	[1]	TripAdvisor, Inc.	501,405
566	[1]	U.S. Cellular Corp.	8,094
2,900		Universal Music Group	57,433
21,981		Vivendi SA	195,099
719		Wiley (John) & Sons, Inc., Class A	25,884
20,446		WPP PLC	217,482
2,453	[1]	ZipRecruiter, Inc.	37,948
656	[1]	ZoomInfo Technologies, Inc.	16,223
		TOTAL	11,496,505
		Consumer Discretionary— 6.7%
718		Academy Sports and Outdoors, Inc.	35,153
19,767		Accor SA	660,256
859		Adidas AG	139,205
45,908	[1]	Alibaba Group Holding Ltd.	456,667
20,473	[1]	Amazon.com, Inc.	2,468,634
800		Anta Sports Products Ltd.	8,191
219	[1]	Aptiv PLC	19,290
515		Aristocrat Leisure Ltd.	12,419
30	[1]	Asbury Automotive Group, Inc.	6,273
374,700		Asset World Corp. PCL	52,950
1,717		Bayerische Motoren Werke AG	187,055
1,718		Block (H&R), Inc.	51,282
1,797		Bloomin Brands, Inc.	42,930
189		BorgWarner, Inc.	8,378
1,696	[1]	Bowlero Corp.	19,436
3,907		Boyd Gaming Corp.	248,993
6,631	[1]	Bright Horizons Family Solutions, Inc.	567,614
7,635		Burberry Group PLC	204,946
4,570		BYD Co. Ltd.	137,796
1,800		BYD Co. Ltd.	64,221
1,084		Canadian Tire Corp. Ltd.	130,208
113	[1]	Cavco Industries, Inc.	28,135
28,726		Chongqing Changan Automobile Co. Ltd.	48,285
3,400		Chow Tai Fook Jewellery Group Ltd.	6,006
473	[1]	Churchill Capital Corp. IV	3,670
1,828		Cie Financiere Richemont SA	291,293
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
816	[1]	Custom Truck One Source, Inc.	$ 5,255
404	[1]	Dave & Buster’s Entertainment, Inc.	12,989
82		D’Ieteren Group	14,212
14		Dillards, Inc., Class A	3,854
896		Dollarama, Inc.	54,506
2,268	[1]	Everi Holdings, Inc.	31,525
1,182		Evolution AB	155,743
10,000		Feng Tay Enterprise Co. Ltd.	62,088
552	[1]	Flutter Entertainment PLC	108,064
3,213		Ford Motor Co.	38,556
1,568		Ford Otomotiv Sanayi A.S.	43,169
203	[1]	Fox Factory Holding Corp.	18,051
1,134		General Motors Co.	36,753
192		Gentex Corp.	5,042
195	[1]	Golden Entertainment, Inc.	8,217
10,000		Gree Electric Appliances, Inc. of Zhuhai	46,492
621	[1]	Green Brick Partners, Inc.	29,727
210		Group 1 Automotive, Inc.	46,937
88,000		Guangzhou Automobile Group Co. Ltd.	50,403
26,000		Haidilao International Holding Ltd.	54,659
17,000		Haier Smart Home Co. Ltd.	51,382
1,677		Hankook Tire Co. Ltd.	43,552
108		Harley-Davidson, Inc.	3,360
251		Hermes International	511,615
265	[1]	Hilton Grand Vacations, Inc.	11,329
8,753		Hilton Worldwide Holdings, Inc.	1,191,458
2,957		Home Depot, Inc.	838,162
613		Hyundai Motor Co.	92,315
7,678		Industria de Diseno Textil SA	257,425
1,639		International Game Technology PLC	40,205
7,831	[1]	JD.com, Inc.	127,152
400		Jumbo S.A.	9,278
357		KB HOME	15,469
1,755		Kia Corp.	113,508
2,275		La Francaise des Jeux SAEM	87,829
678		La-Z-Boy, Inc.	18,116
47		Lear Corp.	5,765
5,609		Lennar Corp., Class A	600,836
153		LG Electronics, Inc.	14,144
4,000		Li Ning Co. Ltd.	21,538
2,388		LKQ Corp.	125,967
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
4,447		Lowe’s Cos., Inc.	$ 894,425
403		LVMH Moet Hennessy Louis Vuitton SA	351,738
1		Magna International, Inc.	48
20,114	[1]	Meituan	282,071
400		Meritage Corp.	46,132
9,100		MGM Resorts International	357,539
68,700		Minor International PCL	66,407
2,000		Momo.com, Inc.	45,441
651		Movado Group, Inc.	16,568
72		Murphy USA, Inc.	19,902
449		Naspers Ltd., Class N	67,844
153		Next PLC	12,125
690		OPAP S.A.	11,793
1,945	[1]	Ozon Holdings PLC, ADR	0
7,500		Pan Pacific International Holdings Corp.	127,766
75,300		Panasonic Holdings Corp.	781,431
379		Patrick Industries, Inc.	24,836
21,541		Pearson PLC	213,474
24,200	[1]	Pop Mart International Group Ltd.	53,070
60,000		Pou Chen Corp.	61,747
3,182	[1]	Prosus NV	209,439
3,529		Pulte Group, Inc.	233,196
10,106		Puma AG Rudolf Dassler Sport	480,679
1,282		PVH Corp.	110,278
210	[1]	QuantumScape Corp.	1,363
423	[1]	Rivian Automotive, Inc.	6,231
768	[1]	SeaWorld Entertainment, Inc.	42,824
20,000		Sekisui Chemical Co.	275,440
20,100		Sekisui House Ltd.	391,859
135		Signet Jewelers Ltd.	8,571
511	[1]	Skyline Corp.	29,704
1,211		Sodexo SA	131,017
473	[1]	Target Hospitality Corp.	6,683
2,106	[1]	Tesla, Inc.	429,477
49,599	[1]	The Lottery Corp.	160,433
47,544		The Wendy’s Co.	1,046,443
41		Thor Industries, Inc.	3,209
1,854		TJX Cos., Inc.	142,369
5,031		Travel + Leisure Co.	183,481
30,000		TravelSky Technology Ltd.	54,634
196	[1]	Tri Pointe Homes, Inc.	5,725
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
1,939		Tube Investments of India Ltd.	$ 67,116
257	[1]	Ulta Beauty, Inc.	105,326
1,373		Upbound Group, Inc.	41,066
22,800		USS Co. Ltd.	370,347
48,250	[1]	Volvo Car AB	166,354
160		Winnebago Industries, Inc.	8,902
18,489		Woolworths Holdings Ltd.	55,788
1,667		Wyndham Hotels & Resorts, Inc.	113,773
555	[1,2]	XPEL, Inc.	38,223
28,000		Yadae Group Holdings Ltd.	55,753
2,326		Yum China Holding, Inc.	131,326
14,500		Zhongsheng Group Holdings	53,363
		TOTAL	19,500,682
		Consumer Staples— 4.5%
4,400		Ajinomoto Co. Inc.	170,858
22,161		Albertsons Cos., Inc.	451,198
80,000	[1]	Alibaba Health Information Technology Ltd.	47,879
131		Alimentation Couche-Tard, Inc.	6,343
1,798		Almarai Co., Ltd.	26,234
18,959		Altria Group, Inc.	842,159
35,242		Ambev SA	100,100
2,879		Anheuser-Busch InBev NV	153,877
7,134		Arca Continental, S.A.B. de C.V.	72,110
3,954		Archer-Daniels-Midland Co.	279,350
1,300		Asahi Group Holdings Ltd.	50,369
1		Associated British Foods PLC	23
2,955	[1]	Beauty Health Co./The	23,758
2,599		Bid Corp. Ltd.	55,387
8,213		BIM Birlesik Magazalar AS	55,672
42	[1]	BJ’s Wholesale Club Holdings, Inc.	2,631
103		Britannia Industries Ltd.	5,758
557		Cal-Maine Foods, Inc.	26,485
5,573		Campbell Soup Co.	281,715
3,644		Carlsberg A/S, Class B	550,257
118	[1]	Chefs Warehouse, Inc.	3,671
1		Chocoladefabriken Lindt & Sprungli AG	121,185
82		Coca-Cola Bottling Co.	54,263
75		Coca-Cola Europacific Partners PLC	4,679
8,306		Coca-Cola Femsa S.A.B. de C.V.	68,851
1		Coca-Cola HBC AG	30
1		Danone SA	59
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
17,507		Diageo PLC	$ 727,896
659		Edgewell Personal Care Co.	25,668
325	[1]	elf Beauty, Inc.	33,807
29,797		Endeavour Group Ltd.	119,497
1,157		Fomento Economico Mexicano, SA de C.V.	11,684
270		Fresh Del Monte Produce, Inc.	7,117
156		George Weston Ltd.	18,350
14,605		Grupo Bimbo S.A.B. de CV, Class A	78,305
3,969	[1]	HelloFresh SE	94,467
453		Henkel AG & Co. KGAA	32,489
1,042		Hindustan Lever Ltd.	33,584
29,997		Imperial Brands PLC	633,818
49		Ingles Markets, Inc., Class A	3,933
20,597		ITC Ltd.	110,934
11,300	[1]	JD Health International, Inc.	69,688
937		Jeronimo Martins SGPS SA	22,615
527		Kerry Group PLC	51,504
32,600		Kirin Holdings Co. Ltd.	486,290
8,986		Koninklijke Ahold NV	285,522
1,114		Korea Tobacco & Ginseng Corp.	70,177
6,252		Kraft Heinz Co./The	238,951
24,172		Kroger Co.	1,095,717
100		Kweichow Moutai Co. Ltd.	22,956
2,555		Loblaw Cos. Ltd.	223,391
2,003		L’Oreal SA	855,807
124		MGP Ingredients, Inc.	11,787
17,506		Mondelez International, Inc.	1,285,116
1,032		Mowi ASA	17,720
861	[1]	National Beverage Corp.	42,551
8,888		Nestle S.A.	1,054,791
1,875		Orkla ASA	13,495
23,300	[1]	Ping An Healthcare and Technology Company Ltd.	53,771
88		PriceSmart, Inc.	6,378
8,920		Procter & Gamble Co.	1,271,100
14,477	[1]	Raia Drogasil S.A.	80,842
162		Salmar ASA	7,142
229		Sanfilippo (John B. & Sons), Inc.	26,617
1,600		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	47,292
6,147		Shoprite Holdings Ltd.	60,876
120		SpartanNash Co.	2,748
366	[1]	Sprouts Farmers Market, Inc.	12,649
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
111		The Anderson’s, Inc.	$ 4,330
8,000		Tsingtao Brewery Co. Ltd.	68,707
3,200		Tsingtao Brewery Co. Ltd.	42,889
87		Unilever PLC	4,368
206	[1]	United Natural Foods, Inc.	5,502
6,665	[1]	United Spirits Ltd.	70,939
4,667		Wal-Mart de Mexico SAB de C.V.	17,754
51,000		Want Want China Holdings Ltd.	34,103
57		Weis Markets, Inc.	3,394
		TOTAL	13,055,929
		Energy— 2.7%
788		Aker BP ASA	17,095
1,864		ARC Resources Ltd.	22,464
28,108		BP PLC	158,229
1,229		Cenovus Energy, Inc.	19,637
1,229		Cheniere Energy, Inc.	171,777
58,000		China Coal Energy Co.	43,733
70,000		China Petroleum & Chemical Corp.	43,927
8,118		ConocoPhillips	806,117
9,350		Coterra Energy, Inc., Class A	217,388
1,181		CVR Energy, Inc.	27,647
152		Delek US Holdings, Inc.	3,347
28,300		ENEOS Holdings, Inc.	93,684
2,369		Equinor ASA	60,455
5,969		Exxaro Resources Ltd.	48,548
16,752		Exxon Mobil Corp.	1,711,719
1,660		Galp Energia SGPS SA	17,559
374	[1]	Gulfport Energy Corp.	36,285
1,197		Helmerich & Payne, Inc.	36,963
1,087		Hyundai Robotics Co. Ltd.	46,738
7,285		Imperial Oil Ltd.	330,683
631		International Seaways, Inc.	22,748
2,192		Liberty Energy, Inc.	25,734
399		Matador Resources Co.	17,544
1,414		MOL Hungarian Oil & Gas PLC	11,510
211		Motor Oil (Hellas) Corinth Refineries SA	5,440
202		Murphy Oil Corp.	7,030
3,516	[1]	Nextier Oilfield Solutions, Inc.	26,511
36,424		Oil & Natural Gas Corp. Ltd.	67,582
487		OMV AG	21,742
1,117		PBF Energy, Inc.	41,117
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
97,177		PetroChina Co. Ltd.	$ 62,522
5,900		PetroChina Co. Ltd.	6,216
22,886		Petroleo Brasileiro SA	131,768
5,726		Polski Koncern Naftowy Orlen SA	81,476
10,163	[1]	PRIO SA	68,491
211	[1]	ProFrac Holding Corp.	2,367
301,400		PT Adaro Energy Indonesia TBK	40,701
29,500		PT United Tractors	43,927
12,700		PTT Exploration and Production Public Co.	50,773
303		Ranger Oil Corp.	11,135
8,664		Reliance Industries Ltd.	258,117
55,818		Repsol SA	760,258
4,237		RPC, Inc.	28,176
3,014		Saudi Arabian Oil Co. (Aramco)	25,308
555		Scorpio Tankers, Inc.	25,402
29,359		Shell PLC	814,077
13,783		Suncor Energy, Inc.	386,127
12,123	[3]	Tatneft	0
10		Teekay Tankers Ltd., Class A	361
9,971		TotalEnergies SE	563,289
9,553		Tupras Turkiye Petrol Rafinerileri A.S.	30,730
7,612		Woodside Energy Group Ltd.	168,786
18,606		Yankuang Energy Group Co. Ltd., Class H	47,256
		TOTAL	7,768,216
		Financials— 9.3%
8,464		ABSA Group Ltd.	66,496
76,965		Aegon NV	340,739
2,042		Aflac, Inc.	131,117
535		Ageas	21,394
3,529		AIB Group PLC	14,506
4,116		Al Rajhi Bank	77,562
171		Allianz SE	36,560
7,651	[1]	Alpha Bank AE	11,326
1,133		Amalgamated Financial Corp.	16,111
3,460		Ameriprise Financial, Inc.	1,032,706
418		Ameris Bancorp	13,192
7,217		AU Small Finance Bank Ltd.	67,746
135,525		Aviva PLC	668,954
23,818		AXA SA	678,334
12,930		Axis Bank Ltd.	143,185
43,173		B3 SA - Brasil Bolsa Balcao	113,351
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
1,637		Bajaj Finance Ltd.	$ 137,896
11,803		Banco Bilbao Vizcaya Argentaria SA	78,293
18,725		Banco Bradesco SA	48,978
1,991		Banco de Credito E Inversiones	58,525
16,440		Banco del Bajio SA	51,711
11,291		Banco Santander Brasil SA	63,651
1,355,811		Banco Santander Chile SA	58,919
1,379	[1]	Bancorp, Inc., DE	42,556
40,092		Bank Hapoalim BM	322,801
1,992		Bank Leumi Le-Israel	13,976
27,100		Bank of America Corp.	753,109
27,053		Bank of Baroda	60,450
240,388		Bank of China Ltd.	94,072
113,456		Bank of Communications Ltd.	73,119
3,538		Bank of Ireland Group PLC	33,430
500		Bank of Jiangsu Co. Ltd.	522
43		Bank of Nova Scotia, Toronto	2,077
10,241		BB Seguridade Participacoes SA	62,436
888	[1]	Berkshire Hathaway, Inc., Class B	285,119
7,887		BGC Partners, Inc., Class A	32,100
123,500		BOC Hong Kong (Holdings) Ltd.	366,171
823		Brightsphere Investment Group, Inc.	17,686
1,279		Bupa Arabia For Cooperative Insurance Co.	57,268
293		Cass Information Systems, Inc.	11,316
106,000		Chang Hwa Bank	62,077
130,000		China CITIC Bank Corp. Ltd.	68,261
340,501		China Construction Bank Corp.	217,561
800		China International Capital Corp. Ltd.	1,460
7,045		China Merchants Bank Co. Ltd.	32,880
160,500		China Minsheng Banking Corp. Ltd.	63,418
27,000		China Pacific Insurance Group Co. Ltd.	68,156
63,300		CIMB Group Holdings Berhad	66,067
12,383		Columbia Banking Systems, Inc.	248,031
27,354		Commerzbank AG, Frankfurt	275,255
269		ConnectOne Bancorp, Inc.	3,653
23,883		Corebridge Financial, Inc.	396,935
1,267		Daewoo Securities Co.	6,964
62,600		Daiwa Securities Group, Inc.	283,337
4,435		Deutsche Bank AG	44,958
190		Deutsche Boerse AG	32,864
9,999		Discover Financial Services	1,027,297
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
2,320		DNB Bank ASA	$ 38,948
430	[1]	Donnelley Financial Solutions, Inc.	19,070
1,763		Edenred	113,347
453	[1]	Enova International, Inc.	21,074
16,203		EQT AB	307,815
23,377		Equitable Holdings, Inc.	573,672
1,133		Erste Group Bank AG	36,807
590		Essent Group Ltd.	26,060
8,933	[1]	Eurobank Ergasias SA	13,937
1,058		Fairfax Financial Holdings Ltd.	759,406
9,265		First American Financial Corp.	508,926
2,700		First BanCorp	30,132
1,127		First Financial Corp.	36,560
37,000		First Financial Holding Co. Ltd.	33,815
37		First International Bank of Israel Ltd.	1,396
640		First Merchants Corp.	16,928
32,696		FirstRand Ltd.	100,213
499		Gjensidige Forsikring ASA	8,392
6,859		Great-West Lifeco, Inc.	194,174
1,059	[1]	Green Dot Corp.	19,306
329		Groupe Bruxelles Lambert SA	25,411
2,696		Grupo Financiero Banorte S.A. de C.V.	21,664
29,397		Grupo Financiero Inbursa, S.A. de C.V., Class O	65,362
26,200		Guotai Junan Securities Co. Ltd.	54,560
1,810		Hana Financial Holdings	56,424
1		Hargreaves Lansdown PLC	10
7,058		Hartford Financial Services Group, Inc.	483,614
636		Heartland Financial USA, Inc.	17,547
1,400		Hithink RoyalFlush Information Network Co. Ltd.	31,649
1,519		Hong Kong Exchanges & Clearing Ltd.	55,798
3,000		Hong Leong Bank Berhad	12,577
10,300		Hong Leong Credit Berhad	38,643
4,365		Housing Development Finance Corp. Ltd.	139,236
105,510		Hua Nan Financial Holdings Co. Ltd.	76,384
18,105		Huntington Bancshares, Inc.	186,663
4,574		iA Financial Corp, Inc.	291,523
22,554		ICICI Bank Ltd.	258,956
3,921		ICICI Lombard General Insurance Co. Ltd.	55,947
767		IGM Financial, Inc.	22,533
94,813		Industrial & Commercial Bank of China	50,675
730		Jackson Financial, Inc.	20,221
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
1,907		James River Group Holdings Ltd.	$ 36,500
9,100		Japan Exchange Group, Inc.	148,467
8,737		JPMorgan Chase & Co.	1,185,698
3,168		Julius Baer Gruppe AG	194,361
2,562		KB Financial Group, Inc.	92,431
829		KBC Groupe	54,537
6		Kinsale Capital Group, Inc.	1,818
262		Komercni Banka A.S.	7,822
113,700		Krung Thai Bank PLC	62,025
3,376		Lazard Ltd., Class A	96,857
5,604	[1]	LendingClub Corp.	45,953
44,300		Malayan Banking BHD	82,990
11,474		Manulife Financial Corp.	212,575
3,702	[1]	Marqeta, Inc.	17,733
4,645		Mastercard, Inc.	1,695,518
1,782	[1]	MBIA Insurance Corp.	14,185
33,538		Mediobanca Spa	370,745
313		Meritz Finance Holdings Co.	10,587
862		MetLife, Inc.	42,712
57,130		Metro Bank and Trust Co.	58,590
164		Midland States Bancorp, Inc.	3,172
1		Mizrahi Tefahot Bank Ltd.	32
16,500		Mizuho Financial Group, Inc.	242,941
1,146		Moneta Money Bank AS	4,092
1,402		Muenchener Rueckversicherungs-Gesellschaft AG	500,679
12,610		National Australia Bank Ltd., Melbourne	212,211
1,890	[1]	National Bank of Greece	11,717
12,351		Natwest Group PLC	40,089
6,245		Nedbank Group Ltd.	65,988
1,607		OFG Bancorp.	38,986
1,618		Old Second Bancorp, Inc.	19,157
30,900		ORIX Corp.	524,256
775		OTP Bank RT	24,167
14,485		Oversea-Chinese Banking Corp. Ltd.	131,052
4	[1]	Palomar Holdings, Inc.	219
166,000		People’s Insurance, Co. (Group) of China Ltd.	62,680
68,000		PICC Property and Casualty Co. Ltd., Class H	81,053
33,600		Ping An Bank Co. Ltd.	54,832
14,682		Ping An Insurance (Group) Co. of China Ltd.	93,301
110,000		Postal Savings Bank of China Co. Ltd.	68,892
1,526		Powszechny Zaklad Ubezpieczen SA	13,915
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
192		Preferred Bank Los Angeles, CA	$ 8,855
2,741		Principal Financial Group, Inc.	179,426
278,340		PT Bank Central Asia	167,715
14,600		PT Bank Negara Indonesia	8,803
389,800		PT Bank Rakyat Indonesia Tbk	144,823
73,800		Public Bank Berhad	60,891
46,728		QBE Insurance Group Ltd.	444,463
14,485		Regions Financial Corp.	250,156
1,320		Riyad Bank	11,521
183		RLI Corp.	22,665
2,024		Royal Bank of Canada	181,049
1,382		Shinhan Financial Group Co. Ltd.	36,440
14,526		SLM Corp.	221,667
792		Societe Generale, Paris	18,510
51		Sofina	10,569
524		South State Corp.	32,760
13,969		St. James’s Place Capital PLC	194,157
10,375		Standard Bank Group Ltd.	79,767
176,031		Standard Life PLC	436,542
13,723		State Bank of India	96,022
1,714		Stellar Bancorp, Inc.	39,868
178	[1]	StoneX Group, Inc.	14,292
11,107		Suncorp Group Ltd.	95,670
23,717		Synchrony Financial	734,278
4,593		The National Commercial Bank	45,168
25,100		UBS Group AG	479,175
42,012		UniCredit SpA	808,501
572		United Fire & Casualty Co.	12,287
3,000		United Overseas Bank Ltd.	62,030
3,727		Visa, Inc., Class A	823,779
504		WestAmerica Bancorp.	19,066
1		Westpac Banking Corp. Ltd., Sydney	9
2,416		Willis Towers Watson PLC	528,742
4,239		Woori Financial Group, Inc.	38,209
104,151		Yuanta Financial Holding Co. Ltd.	80,820
198		Zurich Insurance Group AG	92,861
		TOTAL	26,991,100
		Health Care— 7.0%
58,500		3SBio, Inc.	59,087
13,326		Abbott Laboratories	1,359,252
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
5,678	[1]	Adaptive Biotechnologies Corp.	$ 39,519
151	[1]	Addus Homecare Corp.	13,613
5,669		Agilent Technologies, Inc.	655,733
6,594		Alcon, Inc.	513,164
6,010	[1]	Alector, Inc.	44,714
399	[1]	AMN Healthcare Services, Inc.	37,889
5,557	[1]	Antigenics, Inc.	8,669
1,322		Apollo Hospitals Enterprise Ltd.	73,930
176	[1]	Apollo Medical Holdings, Inc.	5,565
2,164	[1]	Arcus Biosciences, Inc.	44,449
182	[1]	Argenx SE	70,929
6,900		Asahi Intecc Co. Ltd.	130,849
7,000		Astellas Pharma, Inc.	110,534
224		AstraZeneca PLC	32,538
326	[1]	Avanos Medical, Inc.	7,987
1,297	[1]	Avantor, Inc.	25,862
98,300		Bangkok Dusit Medical Services Public Co. Ltd.	79,730
3,009	[1]	Biohaven Ltd.	52,688
5,000		Bumrungrad Hospital Public Co.	32,019
920		Cardinal Health, Inc.	75,716
782		Carl Zeiss Meditec AG	87,796
59,500		China Resources Pharmaceutical Group Ltd.	57,001
100		Chongqing Zhifei Biological Products Co. Ltd.	989
322		CONMED Corp.	39,059
212	[1]	Corvel Corp.	41,433
80,000		CSPC Pharmaceutical Group Ltd.	69,542
619		CVS Health Corp.	42,111
1,491		Danaher Corp.	342,363
2,900		Dentsply Sirona, Inc.	104,748
1,802		Divi’s Laboratories Ltd.	74,679
1,295		Dr. Reddy’s Laboratories Ltd.	70,751
535		Ebos Group Ltd.	13,560
325	[1]	Edgewise Therapeutics, Inc.	3,289
5,915	[1]	Edwards Lifesciences Corp.	498,220
276		Elevance Health, Inc.	123,598
1,941		Eli Lilly & Co.	833,582
121		Embecta Corp.	3,348
230		Ensign Group, Inc.	20,380
4,034	[1]	EQRx, Inc.	7,100
1,905		Fisher & Paykel Healthcare Corp. Ltd.	26,662
484		Gedeon Richter Rt	12,182
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
3,578		Gilead Sciences, Inc.	$ 275,291
53,410		GSK PLC	896,534
246		Hanmi Pharmaceutical Co. Ltd.	54,191
920		Hikma Pharmaceuticals PLC	20,543
1,066	[1]	HilleVax, Inc.	18,143
8,000		Huadong Medicine Co. Ltd.	43,845
10,692	[1]	ImmunityBio, Inc.	29,403
5	[1]	Immunogen, Inc.	68
2,202	[1]	Immunovant, Inc.	46,264
5,844	[1]	Incyte Genomics, Inc.	359,698
81	[1]	Innovage Holding Corp.	545
3	[1]	Inspire Medical Systems, Inc.	878
2,552	[1]	Intuitive Surgical, Inc.	785,608
81		Ipsen SA	9,395
2,165	[1]	iTeos Therapeutics, Inc.	35,246
986		Johnson & Johnson	152,889
1,631		Koninklijke Philips NV	30,870
584	[1]	Lantheus Holdings, Inc.	50,569
142		LeMaitre Vascular, Inc.	8,923
8,718	[1]	Lexicon Pharmaceuticals, Inc.	28,769
60		Lonza Group AG	37,631
12,931	[1]	Lyell Immunopharma, Inc.	41,250
252	[1]	Medpace Holdings, Inc.	52,156
15,371		Merck & Co. Inc.	1,697,112
1,930		Merck KGAA	335,210
368	[1]	Mettler-Toledo International, Inc.	486,448
540	[1]	Mineralys Therapeutics, Inc.	7,852
167	[1]	MiNK Therapeutics, Inc.	294
1,949	[1]	Motion Acquisition Corp.	17,444
763	[1]	NextGen Healthcare, Inc.	11,880
5,853		Novartis AG	562,952
5,249		Novo Nordisk A/S	843,438
2,312	[1]	Ocular Therapeutix, Inc.	14,797
300		Ono Pharmaceutical Co. Ltd.	5,607
323	[1]	Option Care Health, Inc.	8,899
925		Owens & Minor, Inc.	18,787
105		Patterson Cos., Inc.	2,750
1,322	[1]	Progyny, Inc.	49,245
12,594	[1]	Qiagen NV	568,745
3,478	[1]	Qiagen NV	156,698
2,000	[1]	REGENXBIO, Inc.	34,460
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
3,014	[1]	Repligen Corp.	$ 506,111
27		Roche Holding AG	8,555
7,579		Sanofi	769,841
1	[1]	Scilex Holding Co.	6
3,584		SD Biosensor, Inc.	45,743
5,000		Shanghai Fosun Pharmaceutical Co. Ltd.	13,583
1,400		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	59,206
176	[1]	Shockwave Medical, Inc.	48,416
19,739		Sinopharm Group Co. Ltd.	64,605
603		Smith & Nephew PLC	9,060
10,976		Sonic Healthcare Ltd.	250,886
2,457		Sonova Holding AG	631,002
7,751		Sun Pharmaceutical Industries Ltd.	91,410
3,200		Sysmex Corp.	208,955
17,000		Terumo Corp.	516,684
2,763	[1]	Tyra Biosciences, Inc.	39,981
418		UCB SA	36,521
4,394		UnitedHealth Group, Inc.	2,140,933
932	[1]	Vertex Pharmaceuticals, Inc.	301,567
829	[1]	Vir Biotechnology, Inc.	22,109
906	[1]	Waters Corp.	227,605
197		West Pharmaceutical Services, Inc.	65,922
700		WuXi AppTec Co. Ltd.	5,744
3,000	[1]	WuXi PharmaTech, Inc.	15,458
174		Yuhan Corp.	7,786
2,689		Zoetis, Inc.	438,334
		TOTAL	20,278,713
		Industrials— 6.4%
217		A P Moller-Maersk A/S	366,079
173		A.P. Moller-Maersk A/S, Class B	292,530
1,468		ABB India Ltd.	76,166
1,789		ABB Ltd.	65,296
60,300		Aboitiz Equity Ventures, Inc.	58,556
1	[1]	Air Canada	16
257		Alexander and Baldwin, Inc.	17,561
94,262		Alfa, S.A. de C.V., Class A	57,658
547		Alstom SA	15,193
114		Apogee Enterprises, Inc.	4,208
365		Applied Industrial Technologies, Inc.	44,880
838		Ashtead Group PLC	51,473
3,756		Assa Abloy AB, Class B	83,465
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
371	[1]	Atkore, Inc.	$ 43,322
4,131	[1]	Auckland International Airport Ltd.	22,080
1,609		Automatic Data Processing, Inc.	336,265
233,900		Bangkok Expressway and Metro PCL	54,000
2		Barrett Business Services, Inc.	168
83	[1]	Beacon Roofing Supply, Inc.	5,307
54,404		Bharat Electronics Ltd.	73,511
1,059		Bidvest Group Ltd.	12,749
38	[1]	BlueLinx Holdings, Inc.	3,124
657		Boise Cascade Co.	47,186
1		Bouygues SA	32
17,927		Brambles Ltd.	159,991
4,402		Brenntag AG	345,312
360		Brookfield Business Corp.	7,405
439	[1]	Builders Firstsource, Inc.	50,902
13,703		Carrier Global Corp.	560,453
4,926		Caterpillar, Inc.	1,013,524
843	[1]	CBIZ, Inc.	42,504
46,549		China COSCO Holdings Co. Ltd., Class H	40,970
37,768		China Railway Group Ltd.	24,867
44,300		China Railway Group Ltd.	49,182
21,318		Cia de Concessoes Rodoviarias	57,021
2,142		Cintas Corp.	1,011,324
14,500		CK Hutchison Holdings Ltd.	87,563
46,749		CNH Industrial NV	598,886
302		Comfort Systems USA, Inc.	44,690
1		Computershare Ltd.	15
2,480		Contemporary Amperex Technology Co. Ltd.	77,155
1,219		Costamare, Inc.	9,411
360		CRA International, Inc.	33,361
50		CSG Systems International, Inc.	2,399
23,594		CSX Corp.	723,628
11,200		Dai Nippon Printing Co. Ltd.	318,540
8,400		Daifuku Co.	169,659
3,695		Dassault Aviation SA	625,353
2,024		Deere & Co.	700,264
1		Deutsche Lufthansa AG	10
193		Deutsche Post AG	8,674
717		Doosan Bobcat, Inc.	28,906
334		Emcor Group, Inc.	55,057
175		Encore Wire Corp.	28,642
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
4,766		Epiroc AB	$ 83,615
14,254		Epiroc AB	215,747
6,000		Evergreen Marine Corp., Taiwan Ltd.	29,835
25		Forward Air Corp.	2,432
16,075		GEA Group AG	674,949
200	[1]	GMS, Inc.	12,666
5,101		GrafTech International Ltd.	21,883
33,357		Groupe Eurotunnel SE	568,166
2,643		Grupo Aeroportuario del Pacifico SA, Class B	46,562
1,916		GS Holdings Corp.	55,553
886		H&E Equipment Services, Inc.	31,861
1,073		HEICO Corp., Class A	130,745
831		Hillenbrand, Inc.	39,863
393	[1]	Hub Group, Inc.	28,909
306	[1]	Huron Consulting Group, Inc.	24,872
4,463		Hyundai Merchant Marine Co. Ltd.	59,642
1,059		IMCD Group NV	159,483
7,946		Indian Railway Catering & Tourism Corp. Ltd.	62,272
1		Intertek Group PLC	52
22,800		Itochu Corp.	769,551
3,167	[1]	Janus International Group, Inc.	27,965
634	[1]	JELD-WEN Holding, Inc.	8,299
128		KForce Com, Inc.	7,372
510		Kingspan Group PLC	34,113
221		Kongsberg Gruppen ASA	8,855
880		Korn Ferry	41,360
15,600		Kubota Corp.	213,418
1,408		Kuehne & Nagel International AG	401,320
715		Legrand SA	66,194
2,897		Lockheed Martin Corp.	1,286,297
36,400		Malaysia Airports Holdings Berhad	54,501
3,612		Masco Corp.	174,532
473	[1]	Masonite International Corp.	41,657
21,500		Metallurgical Corp of China Ltd.	12,191
4,200		Mitsubishi Corp.	167,743
46,200		Mitsubishi Electric Corp.	600,445
596	[1]	MRC Global, Inc.	5,179
19,500		MTR Corp. Ltd.	89,703
26	[1]	MYR Group, Inc.	3,315
345		Mytilineos Holdings S.A.	10,871
26,629		NIBE Industrier AB	254,919
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
1,469		Northrop Grumman Corp.	$ 639,735
2		nVent Electric PLC	87
14,300		Obayashi Corp.	115,076
3,000		Orient Overseas International Ltd.	36,488
243	[1]	P.A.M. Transportation Services, Inc.	6,357
14,101		Pan Ocean Co. Ltd.	49,964
57,400		PT Astra International Tbk	24,663
1,164		Randstand NV	57,233
12,217		Relx PLC	382,503
339		S1 Corp.	13,858
4,700		SG Holdings Co. Ltd.	68,722
9,000		SITC International Holdings Co. Ltd.	15,610
515		SK Holdings Co. Ltd., Class A	65,066
17,117		Smiths Group PLC	343,231
280	[1]	Sterling Construction Co. Inc.	12,900
17,300		TBEA Co. Ltd.	54,459
885		Terex Corp.	41,037
1,580		TFI International, Inc.	166,438
2,052		Thales SA	285,945
3,430		Thomson Reuters Corp.	436,160
848	[1]	Titan International, Inc.	8,387
600	[1]	Titan Machinery, Inc.	15,150
120		Trane Technologies PLC	19,588
503	[1]	TriNet Group, Inc.	44,702
220		UFP Industries, Inc.	17,182
542		Universal Truckload Services, Inc.	14,390
55		Veritiv Corp.	5,807
264		Vinci SA	30,105
4,527		Wabtec Corp.	419,336
28,000		Wan Hai Lines Ltd.	52,590
2,200	[1]	ZTO Express (Cayman), Inc.	55,588
		TOTAL	18,633,757
		Information Technology— 12.4%
288		Advanced Energy Industries, Inc.	28,267
922	[1]	Alarm.com Holdings, Inc.	46,303
1,963		Amkor Technology, Inc.	48,643
322	[1]	AppFolio, Inc.	46,094
37,495		Apple, Inc.	6,645,989
2,407	[1]	Arrow Electronics, Inc.	304,822
26,000		ASE Industrial Holding Co. Ltd.	94,024
1,459		ASML Holding N.V.	1,045,674
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
5,117	[1]	Black Knight, Inc.	$ 295,660
821	[1]	Blackline, Inc.	42,749
57,658	[1]	CCC Intelligent Solutions Holdings, Inc.	630,779
1,456	[1]	CGI, Inc., Class A	150,802
10,197	[1]	Cirrus Logic, Inc.	792,103
2,201		Cognizant Technology Solutions Corp.	137,541
55,537		Compal Electronics, Inc.	50,322
1,000		Delta Electronics, Inc.	10,295
411	[1]	Digitalocean Holdings, Inc.	16,091
5,088		Dolby Laboratories, Class A	419,913
528	[1]	DoubleVerify Holdings, Inc.	18,411
25,257	[1]	Dropbox, Inc.	581,416
446	[1]	DXC Technology Co.	11,163
538		Elm Co.	64,379
1,000		eMemory Technology, Inc.	59,666
710	[1]	EngageSmart, Inc.	13,476
335	[1]	Fabrinet	37,929
18,057	[1]	Fortinet, Inc.	1,233,835
23,900		Foxconn Industrial Internet Co. Ltd.	60,693
113,000	[1]	GCL Poly Energy Holdings Ltd.	24,493
12,277	[1]	Globalfoundries, Inc.	716,117
4,000		Globalwafers Co. Ltd.	65,490
323		HCL Technologies Ltd.	4,462
1		Hexagon AB	12
27,367		Hon Hai Precision Industry Co. Ltd.	94,776
13,080		Infineon Technologies AG	485,104
14,927		Infosys Ltd.	239,420
286	[1]	Insight Enterprises, Inc.	38,673
9,080		Ja Solar Technology Co. Ltd.	46,010
11,786		Jabil, Inc.	1,055,083
1,000		Largan Precision Co. Ltd.	73,620
513		Larsen & Toubro Ltd.	13,708
11,849	[1]	Lattice Semiconductor Corp.	963,442
5,067	[1]	LG Display Co. Ltd.	59,905
32		LG Innotek Co. Ltd.	7,377
29,145		Lite-On Technology Corp.	84,194
364		Logitech International SA	23,407
8,197		MediaTek, Inc.	201,352
850	[1]	MeridianLink, Inc.	16,575
18,777		Microsoft Corp.	6,166,179
14,000		Micro-Star International Co.	75,413
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,483		Mphasis Ltd.	$ 35,080
7,000		Nan Ya Printed Circuit Board Corp.	68,687
1,200		Nomura Research Institute Ltd.	30,115
9,027	[1]	Nutanix, Inc.	267,380
4,656		NVIDIA Corp.	1,761,551
14,388	[1]	ON Semiconductor Corp.	1,202,837
4,876		Open Text Corp. - OLD	202,727
3,990	[1]	Palo Alto Networks, Inc.	851,426
394	[1]	PDF Solutions, Inc.	16,647
309	[1]	Perficient, Inc.	23,629
2,522	[1]	Photronics, Inc.	53,542
12,000		Prime View International Co. Ltd.	80,502
786		Progress Software Corp.	47,160
241	[1]	Qualys, Inc.	30,429
6,000		Realtek Semiconductor Corp.	74,372
28,300	[1]	Renesas Electronics Corp.	460,981
41,300		Ricoh Co. Ltd.	344,464
9,708		Sage Group PLC/The	105,136
31		Samsung Electro-Mechanics Co.	3,442
17,474		Samsung Electronics Co. Ltd.	936,222
91		Samsung SDI Co. Ltd.	49,171
732		Samsung SDS Co. Ltd.	68,515
57	[1]	Sanmina Corp.	3,023
2,336		SAP SE	305,207
9,000		Shanghai Fudan Microelectronics Co. Ltd.	24,159
2,672		SK Hynix, Inc.	217,408
3,241	[1]	SkyWater Technology, Inc.	33,220
3,303	[1]	Smartsheet, Inc.	163,763
7,696		STMicroelectronics N.V.	333,453
42,200		Sumco Corp.	599,976
400		Sumisho Computer Systems Corp.	6,323
434	[1]	Super Micro Computer, Inc.	97,194
272	[1]	Synopsys, Inc.	123,749
81,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,465,260
4,506		Tata Consultancy Services Ltd.	178,815
779		Tata Elxsi Ltd.	69,879
8,400		Tcl Zhonghuan Renewable Energy Technology Co. Ltd.	43,904
34,570		Telefonaktiebolaget LM Ericsson	179,119
12		TEMENOS Group AG	1,019
26	[1]	Tenable Holdings, Inc.	1,066
1,227	[1]	Teradata Corp.	57,497
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
5,099	[1]	Thoughtworks Holding, Inc.	$ 42,016
1,600		TIS, Inc.	44,715
9,700		Tongwei Co. Ltd.	46,532
7,001		Trina Solar Co. Ltd.	38,761
11,742	[1]	UiPath, Inc.	210,064
224	[1]	Ultra Clean Holdings, Inc.	7,679
16,000		Unimicron Technology Corp.	93,725
74,568		United Microelectronics Corp.	125,185
22,000		Vanguard International Semiconductor Corp.	66,473
2,021		Vishay Intertechnology, Inc.	52,101
24,926		Vontier Corp.	738,807
16,156		Wipro Ltd.	78,721
1,394		Wisetech Global Ltd.	67,524
1,407		Xperi Holding Corp.	13,803
4,400		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	42,658
7,884	[1]	Zoom Video Communications, Inc.	529,253
19,400		ZTE Corp.	59,524
		TOTAL	36,217,441
		Materials— 2.2%
321		Air Liquide SA	53,770
23		Alpha Metallurgical Resources, Inc.	3,104
44,236		Alrosa AO	0
1		American Vanguard Corp.	17
13,894		ArcelorMittal SA	345,238
9,721	[1]	Berry Global Group, Inc.	556,138
17,153		BHP Steel Ltd.	205,867
1		Boliden AB	13
1	[1]	Boliden AB	1
3,575		CF Industries Holdings, Inc.	219,898
3,401		Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	15,505
12,100		China Northern Rare Earth Group High-Tech Co. Ltd.	40,621
7,332		Clariant AG	105,771
995	[1]	Clearwater Paper Corp.	30,238
99,000		CMOC Group Ltd.	51,619
11,493		Companhia Vale Do Rio Doce	144,555
3,716		Corteva, Inc.	198,769
2,470		CRH PLC	117,362
18,000		Dongyue Group Ltd.	15,713
856		Eagle Materials, Inc.	139,468
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
22,000		Formosa Plastic Corp.	$ 67,285
53		Givaudan SA	174,826
27,109		Glencore PLC	139,753
504		Greif, Inc.	35,255
3,300		Guangzhou Tinci Materials	18,986
5,064		Heidelberg Materials AG	362,161
1,456		Holcim Ltd.	89,947
1		Holmen AB, Class B	38
1,517		Hyundai Steel Co.	37,139
6,501		Independence Group NL	60,086
34,000		Jiangxi Copper Co. Ltd.	50,994
6,708		Johnson Matthey PLC	145,038
243		KGHM Polska Miedz SA	6,014
504		Korea Kumho Petrochemical Co. Ltd.	48,076
73		L.G. Chemical Ltd.	38,064
37,000		Nan Ya Plastics Corp.	93,495
15,881		National Industrialization Co.	62,138
20,600		Nippon Paint Holdings Co. Ltd.	157,706
362		Norilsk Nickel	0
3,350		Norsk Hydro ASA	20,263
23,929	[3]	Novolipetski Metallurgicheski Komb OAO	0
1,921		Nucor Corp.	253,687
7,108		Nutrien Ltd.	374,486
5,988		Oci NV	133,140
5,400		Oji Holdings Corp.	20,764
386		Olympic Steel, Inc.	16,143
26,856		Orbia Advance Corp. SAB de CV	56,767
19,300		Pilbara Minerals Ltd.	55,047
4		Polymetal International PLC	0
274		Polyus PJSC	0
436		POSCO Holdings, Inc.	117,610
3,605	[1]	PQ Group Holdings, Inc.	36,194
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,066
297		Reliance Steel & Aluminum Co.	69,700
575	[1,3]	Resolute Forest Products, Rights	817
5,093		Rio Tinto PLC	303,547
66,277	[1]	Rusal	0
1,070		Ryerson Holding Corp.	36,369
1,894		Saudi Arabian Fertilizers Co.	63,138
5,854	[1]	Saudi Arabian Mining Co.	96,902
916		Saudi Basic Industries Corp.	21,536
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
1	[1]	SIG Combibloc Group AG	$ 20
818		Smurfit Kappa Group PLC	29,075
245		Solvay S.A.	25,592
98,374		South32 Ltd.	250,656
2,242		SRF Ltd.	68,037
73,500		Sumitomo Chemical Co. Ltd.	217,878
4,676		SunCoke Energy, Inc.	31,750
8,362		Suzano Papel e Celulose SA	73,808
426		Sylvamo Corp.	16,793
1,400		Tianqi Lithium Corp.	14,170
692		Umicore SA	19,277
384		Va Stahl Ag	11,927
18,264		Vedanta Ltd.	61,322
1,072		West Fraser Timber Co. Ltd.	72,343
413		Yara International ASA	15,415
29,054		Zijin Mining Group Co. Ltd.	39,633
		TOTAL	6,456,540
		Real Estate— 1.4%
1		AB Sagax	31
1,032		Acadia Realty Trust	13,282
3,383		American Tower Corp.	623,961
2,517		Apple Hospitality REIT, Inc.	36,572
3,408		Armada Hoffler Properties, Inc.	37,624
18,284		Aroundtown SA	19,160
1		Azrieli Group	53
20,933		British Land Co. PLC/The	89,502
285,000	[3]	China Evergrande Group	22,686
55,000		China Overseas Property Holdings Ltd.	50,394
12,600		China Resources Mixc Lifestyle Services Ltd.	57,302
2	[1]	Compass, Inc.	7
9,000		Country Garden Services Holdings Co. Ltd.	10,469
3,207		Crown Castle, Inc.	363,065
10,600		Daiwa House Industry Co. Ltd.	276,265
14,390	[1]	Dar Al Arkan Real Estate Development Co.	59,080
5,100		DiamondRock Hospitality Co.	40,035
12,399		DLF Ltd.	71,011
22,163	[1]	Emaar The Economic City	58,253
1,064		Equinix, Inc.	793,265
3,116		Farmland Partners, Inc.	35,367
35,560	[1]	Fastighets AB Balder	119,800
9		FirstService Corp.	1,307
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Real Estate— continued
656	Global Medical REIT, Inc.	$ 5,720
12,907	Goodman Group	164,954
37,911	Greentown China Holdings Ltd.	35,516
535	Independence Realty Trust	9,239
1,984	Klepierre SA	45,001
216,100	Land & Houses Public Co. Ltd.	52,753
997	LEG Immobilien SE	51,747
1,800	Mitsubishi Estate Co. Ltd.	20,640
2,900	Mitsui Fudosan Co. Ltd.	55,258
2,223	Necessity Retail REIT, Inc./The	14,205
6,047	ProLogis, Inc.	753,154
7,000	Sun Hung Kai Properties Ltd.	89,043
1,886	UMH Properties, Inc.	28,686
539	Warehouses De Pauw SCA	15,154
28,000	Yuexiu Property Co. Ltd.	30,283
	TOTAL	4,149,844
	Utilities— 1.6%
1	APA Group	7
13,000	Beijing Enterprises Holdings Ltd.	50,184
559	CEZ A.S.	25,152
328	Chesapeake Utilities Corp.	41,886
47,800	China Gas Holdings Ltd.	54,159
12,400	China Resources Logic Ltd.	40,741
8,288	CPFL Energia SA	49,467
21,006	E.On AG	253,968
836	EDP Renovaveis SA	16,603
109	Elia System Operator SA/NV	13,187
9,693	Energias de Portugal SA	47,266
14,938	Engie	225,190
7,219	Engie Brasil Energia SA	59,806
800	ENN Energy Holdings Ltd.	9,272
8,151	Entergy Corp.	800,428
5,897	Hydro One Ltd.	168,070
55,721	Iberdrola SA	679,524
400	Kansai Electric Power Co. Inc.	4,572
115	Korea Electric Power Corp.	1,653
6,000	Kunlun Energy Co. Ltd.	4,776
4,840	Manila Electric Co.	28,126
4,256	Meridian Energy Ltd.	13,603
2,287	Mighty River Power Ltd.	9,036
39,657	NiSource, Inc.	1,066,377
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Utilities— continued
2,397		NRG Energy, Inc.	$ 80,995
39,025		NTPC Ltd.	81,383
226		Oesterreichische Elektrizitaetswirtschafts AG	17,064
1,181,504	[3]	OJSC Inter Rao Ues	0
6,390		Origin Energy Ltd.	34,612
609		Otter Tail Corp.	45,194
35,708	[1]	PGE SA	56,751
351		PNM Resources, Inc.	16,118
722	[1]	Public Power Corp.	7,644
11,183		Saudi Electricity Global, Class SECO AB	64,381
688		Spire, Inc.	44,424
12,532		SSE PLC	293,899
199		Terna Energy SA	4,270
4,000		Tokyo Gas Co. Ltd.	85,135
398		Unitil Corp.	20,971
12,474		Vistra Corp.	299,002
		TOTAL	4,814,896
		TOTAL COMMON STOCKS (IDENTIFIED COST $151,730,481)	169,363,623
		FOREIGN GOVERNMENTS/AGENCIES— 8.5%
		Sovereign— 8.5%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	221,809
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	244,202
EUR 390,000		Belgium, Government of, Series 68, 2.250%, 6/22/2023	416,655
180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	184,860
400,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	369,102
300,000		Bundesrepublik Deutschland, Unsecd. Note, 2.100%, 11/15/2029	317,991
350,000		Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	399,208
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,772
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	313,489
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	400,994
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	135,371
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	326,836
EUR 606,000		France, Government of, 0.500%, 5/25/2025	619,005
400,000		France, Government of, 5.750%, 10/25/2032	531,462
150,000		France, Government of, Bond, 4.500%, 4/25/2041	188,601
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	739,782
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	301,093
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	388,896
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES— continued
	Sovereign— continued
EUR 200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	$ 143,263
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	265,950
1,000,000	Germany, Government of, 0.250%, 2/15/2027	990,875
250,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	330,122
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	420,788
500,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	514,814
380,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	402,047
480,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	428,530
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	677,704
825,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	837,579
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	184,780
JPY 80,000,000	Japan (40 Year issue), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	442,534
72,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	581,121
140,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,117,196
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,435,743
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	430,678
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	723,062
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	594,895
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	463,002
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	769,419
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	392,250
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	64,609
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	97,627
250,000	Spain, Government of, 4.200%, 1/31/2037	284,784
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	607,926
640,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	634,718
780,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	832,141
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	91,428
GBP 700,000	United Kingdom, Government of, 2.750%, 9/7/2024	850,633
530,000	United Kingdom, Government of, 3.250%, 1/22/2044	547,828
550,000	United Kingdom, Government of, 4.250%, 12/7/2027	685,067
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	334,368
480,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	526,555
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	417,818
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES— continued
		Sovereign— continued
GBP 380,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	$ 478,941
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $27,715,689)	24,732,923
		CORPORATE BONDS— 7.0%
		Capital Goods - Aerospace & Defense— 0.4%
$ 350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	346,603
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	140,553
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	234,446
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	207,679
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	88,114
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	66,600
		TOTAL	1,083,995
		Capital Goods - Building Materials— 0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	111,718
		Capital Goods - Construction Machinery— 0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	246,652
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	198,785
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	188,447
		TOTAL	633,884
		Capital Goods - Diversified Manufacturing— 0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	65,967
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,783
		Communications - Media & Entertainment— 0.0%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,752
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	70,104
		TOTAL	89,856
		Communications - Telecom Wireless— 0.2%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	327,473
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	64,374
300,000		T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	210,377
		TOTAL	602,224
		Communications - Telecom Wirelines— 0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	250,663
		Consumer Cyclical - Automotive— 0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	66,819
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	189,580
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	$ 143,664
	TOTAL	400,063
	Consumer Cyclical - Retailers— 0.4%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	541,022
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	209,440
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	289,262
49,277	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	48,797
	TOTAL	1,088,521
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	199,942
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	125,889
	TOTAL	325,831
	Consumer Non-Cyclical - Food/Beverage— 0.0%
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	118,310
	Consumer Non-Cyclical - Health Care— 0.3%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	185,623
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	114,559
250,000	HCA, Inc., Sr. Unsecd. Note, 5.508%, 6/1/2033	249,643
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	358,476
	TOTAL	908,301
	Consumer Non-Cyclical - Pharmaceuticals— 0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	87,395
	Consumer Non-Cyclical - Products— 0.1%
220,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	182,055
	Consumer Non-Cyclical - Tobacco— 0.4%
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	530,367
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	461,670
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	174,978
	TOTAL	1,167,015
	Energy - Integrated— 0.1%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	329,874
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	37,754
	TOTAL	367,628
	Energy - Midstream— 0.3%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,938
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	317,173
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	77,552
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	192,611
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	$ 61,818
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	236,384
		TOTAL	996,476
		Energy - Oil Field Services— 0.0%
85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	85,629
		Energy - Refining— 0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	206,258
		Financial Institution - Banking— 0.9%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	413,533
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	93,767
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	293,193
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	96,786
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	266,536
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	228,391
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	239,906
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	234,988
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2071	100,187
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	253,238
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	54,481
13,486	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,664
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	228,238
		TOTAL	2,508,908
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	135,327
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	68,185
		TOTAL	203,512
		Financial Institution - Finance Companies— 0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	220,030
		Financial Institution - Insurance - Health— 0.1%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	245,640
		Financial Institution - Insurance - Life— 0.2%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	161,666
300,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	294,214
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,028
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	75,154
		TOTAL	544,062
		Financial Institution - Insurance - P&C— 0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	56,456
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Apartment— 0.2%
$ 300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$ 294,156
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	129,499
	TOTAL	423,655
	Financial Institution - REIT - Healthcare— 0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	404,997
	Financial Institution - REIT - Other— 0.1%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	157,230
	Financial Institution - REITs— 0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,706
	Food Products— 0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	874
	Foreign-Local-Government— 0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,872
	Municipal Services— 0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	99,731
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	226,868
	Technology— 0.6%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	32,496
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	223,947
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	327,632
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	273,646
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	295,472
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	529,072
	TOTAL	1,682,265
	Technology Services— 0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	220,628
	Transportation - Airlines— 0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,367
	Transportation - Railroads— 0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	197,520
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,659
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	177,966
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	157,774
	TOTAL	396,399
	Utility - Electric— 1.1%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	99,629
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	$ 165,702
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	152,585
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	325,002
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	264,156
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	151,526
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	385,551
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	287,029
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	154,647
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	132,181
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	157,332
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	386,597
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 4.950%, 9/15/2052	287,426
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,805
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	101,453
	TOTAL	3,185,621
	Utility - Natural Gas— 0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	491,676
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	220,395
	TOTAL	712,071
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,294,177)	20,539,984
	U.S. TREASURIES— 2.8%
	U.S. Treasury Bond— 0.9%
1,450,000	United States Treasury Bond, 1.875%, 11/15/2051	952,641
760,000	United States Treasury Bond, 2.250%, 2/15/2052	547,426
510,000	United States Treasury Bond, 2.375%, 5/15/2051	378,450
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,536
25,000	United States Treasury Bond, 3.250%, 5/15/2042	22,428
535,000	United States Treasury Bond, 4.000%, 11/15/2052	549,476
	TOTAL	2,452,957
	U.S. Treasury Note— 1.9%
2,400,000	United States Treasury Note, 1.125%, 10/31/2026	2,183,457
500,000	United States Treasury Note, 1.250%, 12/31/2026	455,508
300,000	United States Treasury Note, 1.375%, 10/31/2028	264,768
300,000	United States Treasury Note, 2.375%, 3/31/2029	278,159
300,000	United States Treasury Note, 2.625%, 7/31/2029	281,484
100,000	United States Treasury Note, 2.750%, 5/31/2029	94,582
170,000	United States Treasury Note, 3.500%, 1/31/2028	167,710
200,000	United States Treasury Note, 3.500%, 2/15/2033	197,581
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES— continued
	U.S. Treasury Note— continued
$ 850,000	United States Treasury Note, 3.625%, 3/31/2028	$ 843,492
300,000	United States Treasury Note, 3.875%, 11/30/2029	302,191
300,000	United States Treasury Note, 4.000%, 2/28/2030	304,793
200,000	United States Treasury Note, 4.500%, 11/30/2024	199,178
	TOTAL	5,572,903
	TOTAL U.S. TREASURIES (IDENTIFIED COST $9,044,394)	8,025,860
	ASSET-BACKED SECURITIES— 1.0%
	Auto Receivables— 0.3%
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	295,791
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	488,065
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	260,009
	TOTAL	1,043,865
	Credit Card— 0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	444,591
	Equipment Lease— 0.2%
41,385	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	40,685
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	519,085
	TOTAL	559,770
	Financial Institution - Finance Companies— 0.1%
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	175,986
	Other— 0.2%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	289,876
200,000	PFS Financing Corp. 2023-B, Class A, 0.000%, 5/15/2028	199,066
	TOTAL	488,942
	Student Loans— 0.1%
73,962	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	64,899
241,722	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	209,689
	TOTAL	274,588
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,166,101)	2,987,742
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.4%
	Commercial Mortgage— 0.2%
255,000	Bank, Class A4, 3.488%, 11/15/2050	234,689
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	199,254
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	274,923
	TOTAL	708,866
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— 0.2%
$ 46,691	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	$ 45,381
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	470,641
	TOTAL	516,022
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,340,239)	1,224,888
	GOVERNMENT AGENCIES— 0.3%
	Federal Home Loan Bank System— 0.1%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	186,081
	Federal National Mortgage Association— 0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	590,587
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,948)	776,668
	COLLATERALIZED MORTGAGE OBLIGATION— 0.1%
	Non-Agency Mortgage— 0.1%
343,742	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053 (IDENTIFIED COST $309,153)	300,479
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
527	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	539
454	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	475
720	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	738
340	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	350
588	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	606
976	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,017
	TOTAL	3,725
	Federal National Mortgage Association— 0.0%
484	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	492
2,097	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	2,134
1,470	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,514
216	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	215
42	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	43
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 96	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	$ 99
662	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	680
2,378	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,441
990	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,015
552	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	564
1,996	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,008
	TOTAL	11,205
	Government National Mortgage Association— 0.0%
2,351	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,422
1,452	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,507
3,626	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,759
4,936	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,133
811	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	833
13	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	13
153	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	157
63	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	63
1,113	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,138
996	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,015
2	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	2
490	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	495
488	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	492
	TOTAL	17,029
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,315)	31,959
	PURCHASED CALL OPTIONS— 0.0%
100,000	JP Morgan, AUD CALL/USD PUT (CALL-Option), Notional Amount $2,490,278,500, Exercise Price $0.718, Expiration Date 7/13/2023	3
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		PURCHASED CALL OPTIONS— continued
15,000		Toronto Dominion, AUD CALL/USD PUT (CALL-Option), Notional Amount $312,998,000, Exercise Price $0.675, Expiration Date 6/7/2023	$ 0
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,438)	3
		PURCHASED PUT OPTIONS— 0.0%
30,000		Bank of Montreal, GBP PUT/AUD CALL (PUT-Option), Notional Amount $922,514,600, Exercise Price $1.849, Expiration Date 6/8/2023	0
30,000		Bank of Montreal, GBP PUT/NZD CALL (PUT-Option), Notional Amount $922,514,600 Exercise Price $1.980, Expiration Date 6/8/2023	4
100,000		JP Morgan, USD PUT/CAD CALL (PUT-Option), Notional Amount $2,490,278,500, Exercise Price $1.322, Expiration Date 7/14/2023	123
30,000		Toronto Dominion, EUR PUT/NOK CALL (PUT-Option), Notional Amount $625,996,000, Exercise Price $11.520, Expiration Date 6/7/2023	1
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,231)	128
		INVESTMENT COMPANIES— 19.4%
2,272		Bank Loan Core Fund	19,515
3,493,037		Emerging Markets Core Fund	27,001,179
3,090,885		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[5]	3,090,267
378,075	[6]	High Yield Bond Core Fund	1,992,455
2,376,911		Mortgage Core Fund	20,037,357
520,195		Project and Trade Finance Core Fund	4,546,503
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $59,961,166)	56,687,276
		TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $276,432,332)[7]	284,671,533
		OTHER ASSETS AND LIABILITIES - NET—2.4%[8]	6,957,256
		TOTAL NET ASSETS—100%	$291,628,789
Semi-Annual Shareholder Report

At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
AUST 10-Year Bond Long Futures	23	$1,752,046	June 2023	$2,280
CAN 10-Year Bond Long Futures	20	$1,822,026	September 2023	$10,771
EURO 10-Year Bond Long Futures	12	$1,745,087	June 2023	$24,352
GILT Long Futures	15	$1,806,028	September 2023	$36,921
United States Treasury Long Bond Long Futures	1	$128,344	September 2023	$1,943
United States Treasury Notes 2-Year Long Futures	4	$823,313	September 2023	$1,234
United States Treasury Notes 5-Year Long Futures	104	$11,344,125	September 2023	$40,314
United States Treasury Notes 10-Year Ultra Long Futures	28	$3,372,687	September 2023	$34,499
United States Treasury Notes 10-Year Long Futures	66	$7,554,937	September 2023	$59,303
Short Futures:
United States Treasury Ultra Bond Short Futures	9	$1,231,875	September 2023	$(23,012)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$188,605
Semi-Annual Shareholder Report

At May 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/6/2023	Citibank N.A.	1,800,000	AUD	1,635,259 CAD	$(42,783)
7/6/2023	Morgan Stanley Capital	1,800,000	AUD	1,637,138 CAD	$(40,264)
7/6/2023	Morgan Stanley Capital	450,000	AUD	408,638 CAD	$(8,086)
7/6/2023	Bank Of New York	1,600,000	BRL	$310,571	$3,085
7/6/2023	JPMorgan Chase Bank, N.A.	241,714	CAD	$180,000	$(1,790)
7/6/2023	State Street Bank & Trust Co.	1,616,664	CAD	1,800,000 AUD	$(8,273)
7/6/2023	Morgan Stanley Capital	407,315	CAD	450,000 AUD	$(3,971)
7/6/2023	Citibank N.A.	3,261,452	CAD	2,200,000 EUR	$(31,793)
7/6/2023	BNP Paribas SA	1,600,000	CNY	$234,196	$(8,154)
7/6/2023	Morgan Stanley Capital	550,000	EUR	811,053 CAD	$(15,978)
7/6/2023	Citibank N.A.	1,650,000	EUR	2,424,119 CAD	$(44,965)
7/6/2023	Morgan Stanley Capital	475,000	GBP	76,656,982 JPY	$(551)
7/6/2023	Bank Of New York	475,000	GBP	76,677,398 JPY	$(551)
7/6/2023	State Street Bank & Trust Co.	475,000	GBP	78,081,992 JPY	$2,133
7/6/2023	JPMorgan Chase Bank, N.A.	475,000	GBP	80,448,423 JPY	$(5,657)
7/6/2023	BNP Paribas SA	4,600,000,000	IDR	$307,996	$(1,227)
7/6/2023	State Street Bank & Trust Co.	78,640,100	JPY	11,000,000 MXN	$(29,915)
7/6/2023	Credit Agricole CIB	281,950,162	JPY	$2,150,000	$(115,672)
7/6/2023	Credit Agricole CIB	65,575,310	JPY	$500,000	$(26,861)
7/6/2023	Citibank N.A.	311,416,137	JPY	1,900,000 GBP	$(118,465)
7/6/2023	Morgan Stanley Capital	132,860,100	JPY	$1,000,000	$(41,387)
7/6/2023	State Street Bank & Trust Co.	28,099,957	JPY	$210,000	$(7,253)
7/6/2023	State Street Bank & Trust Co.	371,292,768	JPY	$2,700,000	$(21,048)
7/6/2023	Morgan Stanley Capital	5,500,000	MXN	38,827,751 JPY	$5,282
7/6/2023	Citibank N.A.	2,750,000	MXN	19,870,087 JPY	$2,371
7/6/2023	Morgan Stanley Capital	2,750,000	MXN	20,397,000 JPY	$1,394
7/6/2023	Morgan Stanley Capital	3,253,318	NOK	250,000 GBP	$(15,502)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/6/2023	Morgan Stanley Capital	19,117,279	NOK	$1,800,000	$(74,924)
8/15/2023	Citibank N.A.	18,571	AUD	10,000 GBP	$(480)
8/15/2023	Barclays Bank PLC	21,957	AUD	$15,000	$(679)
8/15/2023	Morgan Stanley Capital	22,617	AUD	$15,000	$(248)
8/15/2023	Wells Fargo Bank N.A.	27,157	EUR	$30,000	$(851)
8/15/2023	Wells Fargo Bank N.A.	60,000	EUR	$66,272	$(1,871)
8/15/2023	JPMorgan Chase Bank, N.A.	27,542	EUR	$30,000	$(438)
8/15/2023	Morgan Stanley Capital	446,505,000	IDR	$29,883	$(119)
8/15/2023	JPMorgan Chase Bank, N.A.	3,973,885	JPY	$30,000	$(1,148)
8/15/2023	State Street Bank & Trust Co.	2,052,793	JPY	$15,000	$(96)
8/15/2023	Barclays Bank PLC	4,102,275	JPY	$30,000	$(216)
8/15/2023	Citibank N.A.	155,905	NOK	$15,000	$(906)
8/15/2023	State Street Bank & Trust Co.	163,461	NOK	$15,000	$(223)
8/15/2023	HSBC Bank USA	19,937	NZD	10,000 GBP	$(648)
8/15/2023	Bank Of America, N.A.	47,078	NZD	$30,000	$(1,656)
8/31/2023	Morgan Stanley Capital	65,649	AUD	$44,449	$(1,607)
8/31/2023	Morgan Stanley Capital	43,688	AUD	$29,588	$(1,077)
8/31/2023	Morgan Stanley Capital	43,437	AUD	$29,596	$(1,250)
8/31/2023	Citibank N.A.	44,521	AUD	$29,630	$(576)
8/31/2023	Citibank N.A.	44,101	AUD	$29,620	$(840)
8/31/2023	JPMorgan Chase Bank, N.A.	1,000,000	AUD	914,849 CAD	$(15,953)
8/31/2023	State Street Bank & Trust Co.	89,272	AUD	$59,166	$(907)
8/31/2023	Morgan Stanley Capital	65,242	AUD	$44,319	$(1,742)
8/31/2023	Morgan Stanley Capital	137,982	CAD	$101,561	$293
8/31/2023	Morgan Stanley Capital	91,556	CAD	$67,569	$14
8/31/2023	Morgan Stanley Capital	91,712	CAD	$67,645	$53
8/31/2023	Morgan Stanley Capital	93,026	CAD	$67,659	$1,009
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/31/2023	BNP Paribas SA	92,312	CAD	500,000 AUD	$502
8/31/2023	Citibank N.A.	458,520	CAD	500,000 AUD	$3,079
8/31/2023	State Street Bank & Trust Co.	458,221	CAD	1,000,000 AUD	$5,256
8/31/2023	JPMorgan Chase Bank, N.A.	183,464	CAD	$135,288	$138
8/31/2023	Morgan Stanley Capital	135,393	CAD	$101,349	$(1,407)
8/31/2023	Morgan Stanley Capital	43,198	CHF	$46,891	$1,020
8/31/2023	State Street Bank & Trust Co.	28,661	CHF	$31,233	$554
8/31/2023	Morgan Stanley Capital	28,676	CHF	$31,165	$639
8/31/2023	Citibank N.A.	28,308	CHF	$31,251	$145
8/31/2023	Morgan Stanley Capital	27,934	CHF	$31,199	$(218)
8/31/2023	Morgan Stanley Capital	54,772	CHF	$62,189	$(1,442)
8/31/2023	Morgan Stanley Capital	40,950	CHF	$46,539	$(1,122)
8/31/2023	State Street Bank & Trust Co.	270,390	EUR	$288,044	$2,431
8/31/2023	State Street Bank & Trust Co.	178,768	EUR	$191,810	$237
8/31/2023	Morgan Stanley Capital	177,814	EUR	$191,739	$(716)
8/31/2023	State Street Bank & Trust Co.	178,801	EUR	$191,986	$97
8/31/2023	Morgan Stanley Capital	345,258	EUR	$382,671	$(11,766)
8/31/2023	Morgan Stanley Capital	259,840	EUR	$286,775	$(7,632)
8/31/2023	Morgan Stanley Capital	177,184	EUR	$191,896	$(1,550)
8/31/2023	State Street Bank & Trust Co.	81,624	GBP	$97,892	$3,799
8/31/2023	Morgan Stanley Capital	53,608	GBP	$65,181	$1,606
8/31/2023	Credit Agricole CIB	53,848	GBP	$65,073	$2,012
8/31/2023	Citibank N.A.	54,031	GBP	$65,265	$2,049
8/31/2023	Morgan Stanley Capital	53,352	GBP	$65,245	$1,224
8/31/2023	State Street Bank & Trust Co.	103,774	GBP	$130,338	$(1,052)
8/31/2023	State Street Bank & Trust Co.	77,244	GBP	$97,669	$(1,435)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/31/2023	JPMorgan Chase Bank, N.A.	16,929,190	JPY	$127,651	$(4,427)
8/31/2023	State Street Bank & Trust Co.	11,320,056	JPY	$85,022	$(2,626)
8/31/2023	State Street Bank & Trust Co.	11,215,785	JPY	$84,903	$(3,265)
8/31/2023	State Street Bank & Trust Co.	11,254,680	JPY	$84,988	$(3,067)
8/31/2023	JPMorgan Chase Bank, N.A.	11,095,790	JPY	$84,880	$(4,116)
8/31/2023	State Street Bank & Trust Co.	22,577,219	JPY	$168,521	$(4,186)
8/31/2023	Credit Agricole CIB	16,678,443	JPY	$126,298	$(4,899)
8/31/2023	Morgan Stanley Capital	1,560,159	MXN	$81,693	$4,935
8/31/2023	Morgan Stanley Capital	1,033,338	MXN	$54,450	$2,926
8/31/2023	Morgan Stanley Capital	1,028,319	MXN	$54,953	$2,144
8/31/2023	Morgan Stanley Capital	1,042,187	MXN	$54,590	$3,278
8/31/2023	Morgan Stanley Capital	1,062,856	MXN	$54,738	$4,276
8/31/2023	Morgan Stanley Capital	2,027,278	MXN	$110,082	$2,482
8/31/2023	Morgan Stanley Capital	1,486,181	MXN	$82,733	$(213)
8/31/2023	Citibank N.A.	10,230,990	THB	$300,000	$(3,340)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/6/2023	Citibank N.A.	1,800,000	AUD	1,635,259 CAD	$9,458
7/6/2023	Morgan Stanley Capital	1,800,000	AUD	1,637,138 CAD	$5,553
7/6/2023	Morgan Stanley Capital	450,000	AUD	408,638 CAD	$(115)
7/6/2023	State Street Bank & Trust Co.	1,616,664	CAD	1,800,000 AUD	$27,889
7/6/2023	Morgan Stanley Capital	407,315	CAD	450,000 AUD	$11,196
7/6/2023	Morgan Stanley Capital	550,000	EUR	811,053 CAD	$7,060
7/6/2023	Citibank N.A.	1,650,000	EUR	2,424,119 CAD	$24,876
7/6/2023	Morgan Stanley Capital	475,000	GBP	76,656,982 JPY	$38,755
7/6/2023	Bank of New York	475,000	GBP	76,677,398 JPY	$38,607
7/6/2023	State Street Bank & Trust Co.	475,000	GBP	78,081,992 JPY	$25,789
7/6/2023	Citibank N.A.	2,750,000	GBP	19,870,087 JPY	$8,609
7/6/2023	JPMorgan Chase Bank, N.A.	475,000	GBP	80,448,423 JPY	$16,505
7/6/2023	Morgan Stanley Capital	2,750,000	GBP	20,397,000 JPY	$5,784
7/6/2023	Citibank N.A.	311,416,137	JPY	1,900,000 GBP	$198
7/6/2023	Morgan Stanley Capital	5,500,000	MXN	38,827,751 JPY	$23,261
7/6/2023	Morgan Stanley Capital	3,253,318	NOK	250,000 GBP	$(2,140)
7/6/2023	JPMorgan Chase Bank, N.A.	535,500	USD	500,000 EUR	$11,929
7/6/2023	Citibank N.A.	2,356,198	USD	2,200,000 EUR	$80,175
7/6/2023	JPMorgan Chase Bank, N.A.	248,298	USD	200,000 GBP	$(670)
7/6/2023	BNP Paribas SA	311,748	USD	4,600,000,000 IDR	$4,979
7/6/2023	Bank Of America, N.A.	600,000	USD	82,067,562 JPY	$7,866
7/6/2023	State Street Bank & Trust Co.	78,640,100	USD	11,000,000 MXN	$(20,066)
7/6/2023	Morgan Stanley Capital	300,000	USD	5,504,728 MXN	$(8,958)
7/6/2023	JPMorgan Chase Bank, N.A.	650,000	USD	12,063,911 MXN	$(27,098)
7/6/2023	JPMorgan Chase Bank, N.A.	1,800,000	USD	19,271,260 NOK	$61,029
8/15/2023	Citibank N.A.	18,571	AUD	10,000 GBP	$136
8/15/2023	HSBC Bank USA	19,937	NZD	10,000 GBP	$196
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/15/2023	Morgan Stanley Capital	64,930	USD	53,608 GBP	$(1,857)
8/15/2023	State Street Bank & Trust Co.	66,270	USD	53,848 GBP	$(816)
8/15/2023	State Street Bank & Trust Co.	131,550	USD	107,384 GBP	$(2,234)
8/15/2023	JPMorgan Chase Bank, N.A.	64,242	USD	52,000 GBP	$(542)
8/15/2023	Morgan Stanley Capital	36,761	USD	29,624 GBP	$(146)
8/31/2023	State Street Bank & Trust Co.	458,221	CAD	500,000 AUD	$6,687
8/31/2023	Citibank N.A.	458,520	CAD	500,000 AUD	$9,085
8/31/2023	Citibank N.A.	29,359	USD	43,437 AUD	$1,013
8/31/2023	Morgan Stanley Capital	59,438	USD	88,622 AUD	$1,603
8/31/2023	Citibank N.A.	29,536	USD	44,000 AUD	$822
8/31/2023	Citibank N.A.	14,559	USD	21,649 AUD	$431
8/31/2023	JPMorgan Chase Bank, N.A.	60,587	USD	89,272 AUD	$2,328
8/31/2023	BNP Paribas SA	66,619	USD	91,556 CAD	$(965)
8/31/2023	JPMorgan Chase Bank, N.A.	668,550	USD	914,849 CAD	$(6,757)
8/31/2023	State Street Bank & Trust Co.	67,237	USD	91,712 CAD	$(461)
8/31/2023	State Street Bank & Trust Co.	135,465	USD	185,338 CAD	$(1,344)
8/31/2023	Morgan Stanley Capital	67,140	USD	91,000 CAD	$(33)
8/31/2023	Morgan Stanley Capital	34,761	USD	46,982 CAD	$81
8/31/2023	Morgan Stanley Capital	137,319	USD	183,463 CAD	$1,893
8/31/2023	Citibank N.A.	31,973	USD	28,661 CHF	$185
8/31/2023	Morgan Stanley Capital	31,516	USD	28,676 CHF	$(288)
8/31/2023	Morgan Stanley Capital	62,004	USD	56,243 CHF	$(374)
8/31/2023	Morgan Stanley Capital	30,932	USD	28,000 CHF	$(123)
8/31/2023	Morgan Stanley Capital	16,829	USD	15,198 CHF	$(27)
8/31/2023	State Street Bank & Trust Co.	192,606	USD	178,768 EUR	$559
8/31/2023	State Street Bank & Trust Co.	193,472	USD	178,801 EUR	$1,389
8/31/2023	State Street Bank & Trust Co.	385,473	USD	354,998 EUR	$4,104
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/31/2023	Morgan Stanley Capital	191,452	USD	175,000 EUR	$3,452
8/31/2023	Credit Agricole CIB	104,526	USD	95,390 EUR	$2,051
8/31/2023	Citibank N.A.	380,687	USD	345,258 EUR	$9,782
8/31/2023	Citibank N.A.	87,432	USD	11,320,056 JPY	$5,036
8/31/2023	Morgan Stanley Capital	87,179	USD	11,215,785 JPY	$5,542
8/31/2023	State Street Bank & Trust Co.	172,732	USD	22,350,470 JPY	$10,047
8/31/2023	Morgan Stanley Capital	77,230	USD	10,000,000 JPY	$4,441
8/31/2023	Morgan Stanley Capital	53,169	USD	6,929,190 JPY	$2,733
8/31/2023	Morgan Stanley Capital	170,067	USD	22,577,219 JPY	$5,732
8/31/2023	Morgan Stanley Capital	53,197	USD	1,033,338 MXN	$(4,179)
8/31/2023	BNP Paribas SA	52,951	USD	1,028,319 MXN	$(4,146)
8/31/2023	Morgan Stanley Capital	109,451	USD	2,105,043 MXN	$(7,431)
8/31/2023	Morgan Stanley Capital	53,368	USD	1,000,000 MXN	$(2,157)
8/31/2023	Morgan Stanley Capital	30,118	USD	560,159 MXN	$(984)
8/31/2023	Citibank N.A.	111,418	USD	2,027,278 MXN	$(1,146)
8/31/2023	Citibank N.A.	150,000	USD	5,154,930 THB	$527
8/31/2023	Citibank N.A.	150,000	USD	5,105,625 THB	$1,956
8/31/2023	JPMorgan Chase Bank, N.A.	62,096	USD	54,772 CHF	$1,349
8/31/2023	JPMorgan Chase Bank, N.A.	130,992	USD	103,774 GBP	$1,706
8/31/2023	JPMorgan Chase Bank, N.A.	29,166	USD	43,688 AUD	$655
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(296,635)
At May 31, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
J.P. Morgan	USD CALL/CAD PUT	(100,000)	$100,000	July 2023	$1.36	$(777)
Put Options:
Bank of New York	EUR PUT /USD CALL	(100,000)	$100,000	July 2023	$1.07	$(1,021)
J.P. Morgan	AUD PUT/USD CALL	(100,000)	$100,000	July 2023	$0.68	$(4,217)
(Premium Received $5,239)						$(6,015)
Semi-Annual Shareholder Report

Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$268,458	$1,879	$(250,000)
Emerging Markets Core Fund	$27,453,367	$4,310,091	$(4,100,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$23,474,696	$43,105,448	$(63,495,674)
High Yield Bond Core Fund	$2,499,290	$70,706	$(575,000)
Mortgage Core Fund	$21,894,355	$4,181,767	$(6,115,000)
Project and Trade Finance Core Fund	$4,320,769	$210,012	$—
TOTAL OF AFFILIATED TRANSACTIONS	$79,910,935	$51,879,903	$(74,535,674)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2023	Shares Held as of 5/31/2023	Dividend Income
$10,376	$(11,198)	$19,515	2,272	$1,879
$402,419	$(1,064,698)	$27,001,179	3,493,037	$1,110,091
$(3,863)	$9,660	$3,090,267	3,090,885	$49
$21,964	$(24,505)	$1,992,455	378,075	$70,841
$947,600	$(871,365)	$20,037,357	2,376,911	$372,867
$15,722	$—	$4,546,503	520,195	$1,110,091
$1,394,218	$(1,962,106)	$56,687,276	9,861,375	$2,665,818

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At May 31, 2023, these restricted securities amounted to $38,223, which represented 0.0% of total net assets.

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Also represents cost of investments for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$91,839,291	$—	$5,351	$91,844,642
International	8,817,514	68,678,781	22,686	77,518,981
Debt Securities:
Foreign Governments/Agencies	—	24,732,923	—	24,732,923
Corporate Bonds	—	20,534,320	5,664	20,539,984
U.S. Treasuries	—	8,025,860	—	8,025,860
Asset-Backed Securities	—	2,987,742	—	2,987,742
Commercial Mortgage-Backed Securities	—	1,224,888	—	1,224,888
Government Agencies	—	776,668	—	776,668
Collateralized Mortgage Obligation	—	300,479	—	300,479
Mortgage-Backed Securities	—	31,959	—	31,959
Purchased Call Options	—	3	—	3
Purchased Put Options	—	128	—	128
Investment Companies[1]	52,140,773	—	—	56,687,276
TOTAL SECURITIES	$152,797,578	$127,293,751	$33,701	$284,671,533
Other Financial Instruments:
Assets
Futures Contracts	$211,617	$—	$—	$211,617
Foreign Exchange Contracts	—	555,502	—	555,502
Liabilities
Futures Contracts	(23,012)	—	—	(23,012)
Foreign Exchange Contracts	—	(852,137)	—	(852,137)
Written Options Contracts	—	(6,015)	—	(6,015)
TOTAL OTHER FINANCIAL INSTRUMENTS	$188,605	$(302,650)	$—	$(114,045)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,546,503 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro Currency
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
THB	—Thailand Baht
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.75	$23.08	$21.46	$19.83	$19.08	$20.09
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.31	0.28	0.25	0.31	0.31
Net realized and unrealized gain (loss)	(0.24)	(2.45)	1.87	1.82	1.44	(0.99)
Total From Investment Operations	(0.04)	(2.14)	2.15	2.07	1.75	(0.68)
Less Distributions:
Distributions from net investment income	(0.20)	(0.30)	(0.29)	(0.27)	(0.36)	(0.33)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(0.20)	(3.19)	(0.53)	(0.44)	(1.00)	(0.33)
Net Asset Value, End of Period	$17.51	$17.75	$23.08	$21.46	$19.83	$19.08
Total Return[2]	(0.22)%	(11.01)%	10.09%	10.70%	9.89%	(3.46)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.14%	1.15%	1.15%
Net investment income	2.24%[4]	1.66%	1.24%	1.28%	1.65%	1.53%
Expense waiver/reimbursement[5]	0.29%[4]	0.23%	0.14%	0.18%	0.20%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,914	$143,502	$183,613	$176,368	$181,579	$146,323
Portfolio turnover[6]	55%	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.12	$22.35	$20.80	$19.22	$18.52	$19.51
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.16	0.10	0.09	0.16	0.15
Net realized and unrealized gain (loss)	(0.23)	(2.35)	1.80	1.78	1.40	(0.96)
Total From Investment Operations	(0.11)	(2.19)	1.90	1.87	1.56	(0.81)
Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.11)	(0.12)	(0.22)	(0.18)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(0.13)	(3.04)	(0.35)	(0.29)	(0.86)	(0.18)
Net Asset Value, End of Period	$16.88	$17.12	$22.35	$20.80	$19.22	$18.52
Total Return[2]	(0.63)%	(11.66)%	9.20%	9.87%	9.06%	(4.20)%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%	1.93%	1.92%	1.90%
Net investment income	1.44%[4]	0.87%	0.45%	0.50%	0.89%	0.78%
Expense waiver/reimbursement[5]	0.26%[4]	0.19%	0.12%	0.15%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,071	$38,482	$52,288	$58,092	$64,600	$64,095
Portfolio turnover[6]	55%	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.59	$22.89	$21.30	$19.67	$18.94	$19.94
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.23	0.18	0.17	0.24	0.22
Net realized and unrealized gain (loss)	(0.24)	(2.42)	1.84	1.82	1.41	(0.98)
Total From Investment Operations	(0.08)	(2.19)	2.02	1.99	1.65	(0.76)
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.19)	(0.19)	(0.28)	(0.24)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(0.16)	(3.11)	(0.43)	(0.36)	(0.92)	(0.24)
Net Asset Value, End of Period	$17.35	$17.59	$22.89	$21.30	$19.67	$18.94
Total Return[2]	(0.44)%	(11.37)%	9.55%	10.31%	9.38%	(3.86)%
Ratios to Average Net Assets:
Net expenses[3]	1.57%[4]	1.57%	1.57%	1.57%	1.56%	1.58%
Net investment income	1.81%[4]	1.24%	0.81%	0.85%	1.26%	1.09%
Expense waiver/reimbursement[5]	0.27%[4]	0.24%	0.13%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,826	$36,898	$45,723	$43,197	$42,860	$43,452
Portfolio turnover[6]	55%	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.89	$23.23	$21.60	$19.95	$19.19	$20.21
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.37	0.35	0.31	0.37	0.37
Net realized and unrealized gain (loss)	(0.25)	(2.46)	1.87	1.84	1.45	(1.00)
Total From Investment Operations	(0.03)	(2.09)	2.22	2.15	1.82	(0.63)
Less Distributions:
Distributions from net investment income	(0.22)	(0.36)	(0.35)	(0.33)	(0.42)	(0.39)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(0.22)	(3.25)	(0.59)	(0.50)	(1.06)	(0.39)
Net Asset Value, End of Period	$17.64	$17.89	$23.23	$21.60	$19.95	$19.19
Total Return[2]	(0.11)%	(10.72)%	10.39%	11.06%	10.21%	(3.21)%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.85%	0.85%	0.86%	0.86%
Net investment income	2.52%[4]	1.93%	1.52%	1.58%	1.95%	1.81%
Expense waiver/reimbursement[5]	0.31%[4]	0.26%	0.16%	0.19%	0.22%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,554	$87,202	$130,562	$100,317	$99,564	$95,613
Portfolio turnover[6]	55%	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.76	$23.08	$21.47	$19.84	$19.09	$20.10
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.37	0.35	0.31	0.38	0.36
Net realized and unrealized gain (loss)	(0.25)	(2.44)	1.86	1.82	1.44	(0.98)
Total From Investment Operations	(0.02)	(2.07)	2.21	2.13	1.82	(0.62)
Less Distributions:
Distributions from net investment income	(0.22)	(0.36)	(0.36)	(0.33)	(0.43)	(0.39)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(0.22)	(3.25)	(0.60)	(0.50)	(1.07)	(0.39)
Net Asset Value, End of Period	$17.52	$17.76	$23.08	$21.47	$19.84	$19.09
Total Return[2]	(0.02)%	(10.67)%	10.41%	11.04%	10.26%	(3.16)%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.84%	0.84%
Net investment income	2.56%[4]	2.03%	1.54%	1.58%	1.97%	1.79%
Expense waiver/reimbursement[5]	0.26%[4]	0.21%	0.12%	0.15%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,264	$6,399	$4,866	$7,056	$6,275	$4,890
Portfolio turnover[6]	55%	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $56,687,276 of investments in affiliated holdings* (identified cost $276,432,332, including $59,961,166 of identified cost in affiliated holdings)	$284,671,533
Cash denominated in foreign currencies (identified cost $119,182)	146,791
Due from broker (Note 2)	640,617
Income receivable	1,086,009
Income receivable from affiliated holdings	306,063
Receivable for investments sold	6,792,780
Receivable for shares sold	47,771
Unrealized appreciation on foreign exchange contracts	555,502
Receivable for variation margin on futures contracts	134,467
Total Assets	294,381,533
Liabilities:
Payable for investments purchased	550,615
Payable for shares redeemed	1,032,644
Written options outstanding, at value (premium received $5,239)	6,015
Unrealized depreciation on foreign exchange contracts	852,137
Payable to bank	2,055
Payable for investment adviser fee (Note 5)	3,628
Payable for administrative fee (Note 5)	626
Payable for custodian fees	85,985
Payable for portfolio accounting fees	38,001
Payable for distribution services fee (Note 5)	38,483
Payable for other service fees (Notes 2 and 5)	36,928
Accrued expenses (Note 5)	105,627
Total Liabilities	2,752,744
Net assets for 16,716,728 shares outstanding	$291,628,789
Net Assets Consist of:
Paid-in capital	$351,621,500
Total distributable earnings (loss)	(59,992,711)
Total Net Assets	$291,628,789
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($137,914,060 ÷ 7,876,721 shares outstanding), no par value, unlimited shares authorized	$17.51
Offering price per share (100/94.50 of $17.51)	$18.53
Redemption proceeds per share	$17.51
Class C Shares:
Net asset value per share ($35,071,138 ÷ 2,077,470 shares outstanding), no par value, unlimited shares authorized	$16.88
Offering price per share	$16.88
Redemption proceeds per share (99.00/100 of $16.88)	$16.71
Class R Shares:
Net asset value per share ($36,826,005 ÷ 2,122,355 shares outstanding), no par value, unlimited shares authorized	$17.35
Offering price per share	$17.35
Redemption proceeds per share	$17.35
Institutional Shares:
Net asset value per share ($75,553,510 ÷ 4,282,551 shares outstanding), no par value, unlimited shares authorized	$17.64
Offering price per share	$17.64
Redemption proceeds per share	$17.64
Class R6 Shares:
Net asset value per share ($6,264,076 ÷ 357,631 shares outstanding), no par value, unlimited shares authorized	$17.52
Offering price per share	$17.52
Redemption proceeds per share	$17.52

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2023 (unaudited)

Investment Income:
Dividends (including $2,665,818 received from affiliated holdings* and net of foreign taxes withheld of $136,362)	$4,265,653
Interest	879,772
TOTAL INCOME	5,145,425
Expenses:
Investment adviser fee (Note 5)	1,079,323
Administrative fee (Note 5)	125,662
Custodian fees	128,151
Transfer agent fees (Note 2)	276,734
Directors’/Trustees’ fees (Note 5)	4,281
Auditing fees	18,100
Legal fees	6,507
Portfolio accounting fees	75,901
Distribution services fee (Note 5)	231,868
Other service fees (Notes 2 and 5)	223,146
Share registration costs	44,407
Printing and postage	19,088
Miscellaneous (Note 5)	48,701
TOTAL EXPENSES	2,281,869
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(400,915)
Reimbursement of other operating expenses (Notes 2 and 5)	(39,816)
TOTAL WAIVER AND REIMBURSEMENTS	(440,731)
Net expenses	1,841,138
Net investment income	3,304,287
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including foreign taxes withheld of $(7,943) and (including net realized loss of $(1,962,106) on sales of investments in affiliated holdings*)	$(1,363,701)
Net realized gain on foreign currency transactions	37,283
Net realized gain on foreign exchange contracts	28,353
Net realized gain on futures contracts	624,814
Net realized gain on written options	1,475
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,394,218 of investments in affiliated holdings*)	(3,017,406)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(20,691)
Net change in unrealized appreciation of foreign exchange contracts	(431,448)
Net change in unrealized appreciation of futures contracts	148,157
Net change in unrealized appreciation of written options	(776)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(3,993,940)
Change in net assets resulting from operations	$(689,653)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2023	Year Ended 11/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,304,287	$5,678,562
Net realized gain (loss)	(671,776)	(11,165,036)
Net change in unrealized appreciation/depreciation	(3,322,164)	(39,017,910)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(689,653)	(44,504,384)
Distributions to Shareholders:
Class A Shares	(1,582,435)	(25,477,599)
Class B Shares[1]	(12,031)	(572,916)
Class C Shares	(283,306)	(7,081,494)
Class R Shares	(336,109)	(6,260,667)
Institutional Shares	(1,060,973)	(18,549,980)
Class R6 Shares	(79,423)	(701,453)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,354,277)	(58,644,109)
Share Transactions:
Proceeds from sale of shares	19,629,232	42,238,032
Net asset value of shares issued to shareholders in payment of distributions declared	3,246,069	56,475,067
Cost of shares redeemed	(41,903,875)	(102,361,868)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,028,574)	(3,648,769)
Change in net assets	(23,072,504)	(106,797,262)
Net Assets:
Beginning of period	314,701,293	421,498,555
End of period	$291,628,789	$314,701,293

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $440,731 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$118,389	$(17,977)
Class B Shares	969	(125)
Class C Shares	32,725	(75)
Class R Shares	60,960	(1,889)
Institutional Shares	61,118	(19,750)
Class R6 Shares	2,573	—
TOTAL	$276,734	$(39,816)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$176,549
Class B Shares	977
Class C Shares	45,620
TOTAL	$223,146
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Semi-Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2023, the Fund had no outstanding swap contracts.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,906,675 and $2,297,956, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $564,164 and $488,249, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of
Semi-Annual Shareholder Report

exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $3,122 and $937, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $4,052 and $5,800, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$188,605*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	555,502	Unrealized depreciation on foreign exchange contracts	852,137
Foreign exchange contracts		—	Written options outstanding, at value	6,015
Foreign exchange contracts	Purchased options, within Investment in securities at value	131		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$744,238		$858,152

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$379,401	$—	$—	$—	$379,401
Equity contracts	245,413	—	—	—	245,413
Foreign exchange contracts	—	28,353	201	1,475	30,029
TOTAL	$624,814	$28,353	$201	$1,475	$654,843

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$148,157	$—	$—	$—	$148,157
Foreign exchange contracts	—	(431,448)	(3,876)	(776)	(436,100)
TOTAL	$148,157	$(431,448)	$(3,876)	$(776)	$(287,943)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2023, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$555,502	$(481,106)	$—	$74,396
Purchased Option Contracts	131	(131)	—	—
TOTAL	$555,633	$(481,237)	$—	$74,396
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$852,137	$(481,106)	$—	$371,031
Written Option Contracts	6,015	(131)	—	5,884
TOTAL	$858,152	$(481,237)	$—	$376,915
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	260,749	$4,595,958	515,866	$9,842,217
Shares issued to shareholders in payment of distributions declared	86,415	1,487,396	1,163,150	23,853,023
Conversion of Class B Shares to Class A Shares[1]	118,745	2,155,217	—	—
Shares redeemed	(673,690)	(11,891,467)	(1,551,270)	(29,058,530)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(207,781)	$(3,652,896)	127,746	$4,636,710
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,336	$2,155,238	10,234	$196,417
Shares issued to shareholders in payment of distributions declared	707	11,841	26,902	539,155
Conversion of Class B Shares to Class A Shares[1]	(122,335)	(2,155,217)	—	—
Shares redeemed	(129,523)	(2,277,125)	(106,325)	(1,980,897)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(128,815)	$(2,265,263)	(69,189)	$(1,245,325)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	166,774	$2,844,320	376,714	$6,855,700
Shares issued to shareholders in payment of distributions declared	17,034	283,259	354,857	7,067,319
Shares redeemed	(354,145)	(6,040,560)	(823,200)	(14,700,482)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(170,337)	$(2,912,981)	(91,629)	$(777,463)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	215,458	$3,775,995	426,376	$7,914,014
Shares issued to shareholders in payment of distributions declared	19,684	336,107	306,892	6,260,614
Shares redeemed	(210,203)	(3,686,823)	(633,012)	(11,644,687)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	24,939	$425,279	100,256	$2,529,941
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	309,238	$5,486,369	758,095	$14,762,162
Shares issued to shareholders in payment of distributions declared	60,647	1,051,514	877,291	18,104,224
Shares redeemed	(962,615)	(17,110,203)	(2,381,202)	(44,351,822)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(592,730)	$(10,572,320)	(745,816)	$(11,485,436)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	43,756	$771,352	151,080	$2,667,522
Shares issued to shareholders in payment of distributions declared	4,414	75,952	31,903	650,732
Shares redeemed	(50,966)	(897,697)	(33,373)	(625,450)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(2,796)	$(50,393)	149,610	$2,692,804
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,077,520)	$(19,028,574)	(529,022)	$(3,648,769)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2023, the cost of investments for federal tax purposes was $276,432,332. The net unrealized appreciation of investments for federal tax purposes was $8,239,201. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $26,627,997 and unrealized depreciation from investments for those securities having an excess of cost over value of $18,388,796. The amounts presented are inclusive of derivative contracts.
As of November 30, 2022, the Fund had a capital loss carryforward of $32,328,224 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$32,328,224	$—	$32,328,224
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2023, the Adviser voluntarily waived $395,398 of its fee and voluntarily reimbursed $39,816 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2023, the Adviser reimbursed $5,517.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2023, the Sub-Adviser earned a fee of $152,490.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2023, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$2,929
Class C Shares	136,861
Class R Shares	92,078
TOTAL	$231,868
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2023, FSC retained $8,746 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2023, FSC retained $3,601 in sales charges from the sale of Class A Shares.
FSC retained $2,796 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended May 31, 2023, FSSC received $22,212 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2023, the Fee Limit for the Class C Shares was 1.93%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2023, were as follows:
Purchases	$153,419,027
Sales	$148,921,327
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the six months ended May 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the six months ended May 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains,
Semi-Annual Shareholder Report

workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$997.80	$5.68
Class C Shares	$1,000	$993.70	$9.64
Class R Shares	$1,000	$995.60	$7.81
Institutional Shares	$1,000	$998.90	$4.24
Class R6 Shares	$1,000	$999.80	$4.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.74
Class C Shares	$1,000	$1,015.26	$9.75
Class R Shares	$1,000	$1,017.10	$7.90
Institutional Shares	$1,000	$1,020.69	$4.28
Class R6 Shares	$1,000	$1,020.79	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.94%
Class R Shares	1.57%
Institutional Shares	0.85%
Class R6 Shares	0.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Semi-Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the
Semi-Annual Shareholder Report

Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Semi-Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period, and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023